Balance Sheets (CAD)	Dec. 31, 2011	Dec. 31, 2010
Current assets
Cash	145	4,128
Prepaid expenses		1,010
Other current assets	590
Total current assets	735	5,138
Oil and Gas Property Interests		116,748
Total assets	735	121,886
Current Liabilities
Accounts payable	11,052	16,484
Accrued liabilities	18,240	18,520
Accrued interest	905
Note payable	35,000
Total current liabilities	65,197	35,004
Shareholders' Equity (Deficiency)
Preferred stock: no par value; unlimited shares authorized
Common Stock: no par value; unlimited shares authorized, 428,236 shares issued and outstanding at December 31, 2011 and 2010	411,756	411,756
Contributed Surplus	3,997,346	3,210,807
Deficit accumulated during the exploration stage	(4,473,564)	(3,535,681)
Total stockholders' equity (deficiency)	(64,462)	86,882
Total liabilities and stockholders' equity (deficiency)	735	121,886